Derivative Liability - Schedule of Derivative Liability (Details)	Dec. 31, 2023
Range of assumed years of company sale transaction [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	2,024
Range of assumed years of company sale transaction [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	2,026
Range of probability weights of a company sale transaction occurring in a given year [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	15
Range of probability weights of a company sale transaction occurring in a given year [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	35
Overall probability of company sale transaction occurring at any point in the future [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	26
Discount rate applied to company sale transaction scenarios [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	35
Discount rate for business valuation utilized in company sale transaction scenarios [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated fair value of derivative liability	10